Financial risk management - Senior Secured Notes - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Apr. 14, 2016 EUR (€) Note	Apr. 29, 2014 EUR (€) Note	Jul. 03, 2013 EUR (€)	Apr. 14, 2016 EUR (€) Note	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)
Disclosure of financial risk management [line items]
Senior Secured Note					€ 832,812,000	€ 735,457,000		€ 555,763,000
Borrowings interest rate					6.00%	6.00%		6.00%
Senior secured notes - net proceeds		€ 157,900,000				€ 154,808,000	[1]
Offering fees and expenses		2,300,000
Senior secured notes 6.00% due 2020 [member]
Disclosure of financial risk management [line items]
Senior Secured Note	€ 475,000,000	325,000,000	€ 325,000,000	€ 475,000,000	€ 325,000,000
Borrowings interest rate	6.00%		6.00%	6.00%	6.00%
Senior secured notes - net proceeds				€ 155,300,000
Offering fees and expenses				2,100,000
Senior secured notes 6.00% due 2020 [member] | Top of range [member]
Disclosure of financial risk management [line items]
Consolidated fixed charge ratio			2.00%
Consolidated senior leverage ratio			4.00%
Senior Secured Notes due 2017 [member]
Disclosure of financial risk management [line items]
Senior Secured Note			€ 260,000,000
Description of restrictive covenants					The restrictive covenants are subject to customary exceptions and are governed by a consolidated fixed charge ratio (Adjusted EBITDA to Finance Charges) to exceed 2.00 and a consolidated senior leverage ratio (Total Net Debt to Pro-forma EBITDA) not to exceed 4.00. In addition, the aggregate of any outstanding debt senior to our Senior Secured Notes should not exceed €100.0 million.
Senior Secured Notes due 2017 [member] | Top of range [member]
Disclosure of financial risk management [line items]
Maximum aggregate outstanding debt senior			€ 100,000,000
6% Senior Secured Notes due 2020 Additional Note [member]
Disclosure of financial risk management [line items]
Senior Secured Note	€ 150,000,000	€ 150,000,000		€ 150,000,000
Borrowings interest rate		6.00%
Senior secured notes - net proceeds	155,300,000	€ 157,900,000
Offering fees and expenses	€ 2,100,000	€ 2,300,000
Premium | Note	104.50	106.75		104.50

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.